Goodwill, Net	12 Months Ended
May 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, Net
9.	GOODWILL, NET
Goodwill, net, consisted of the following:

	As of May 31,
	2018	2019	2020
	US$	US$	US$
Beginning balance	15,765	33,411	86,541
Acquisition	16,192	55,632	2,815
Exchange differences	1,454	(2,502)	(2,063)

Ending balance	33,411	86,541	87,293
Accumulated impairment	(1,682)	(6,927)	(6,927)

Goodwill, net	31,729	79,614	80,366

The Group recorded nil, US$5,245 and nil impairment losses on goodwill for the years ended May 31, 2018, 2019 and 2020, respectively. The Group performed its annual goodwill impairment testing at the end of each reporting period or more frequently if events or changes in circumstances indicate that it might be impaired.